Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock, par Value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	71,992,492	52,671,395	51,401,395
Common stock, shares outstanding	71,992,492	52,671,395	51,401,395
Series B Preferred Stock [Member]
Preferred Stock, par Value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	500	500	500
Preferred stock, shares issued	4.75	257.2	247.7
Preferred stock, shares outstanding	4.75	257.2	247.7